Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets [Abstract]
Disclosure of components of goodwill and intangible assets

		2018	2017
	Footnotes	$m	$m
Goodwill		12,986	13,588
Present value of in-force long-term insurance business		7,149	6,610
Other intangible assets	1	4,222	3,255
At 31 Dec	2	24,357	23,453

1
Included within other intangible assets is internally generated software with a net carrying value of $3,632m (2017: $2,641m). During the year, capitalisation of internally generated software was $1,781m (2017: $1,157m) and amortisation was $687m (2017: $570m).

2	Information regarding the effects of adoption of IFRS 9 can be found in Note 37.

Disclosure of reconciliation of changes in intangible assets and goodwill

Movement analysis of goodwill
	2018	2017
	$m	$m
Gross amount
At 1 Jan	22,902	21,445
Exchange differences	(617)	1,490
Other	(105)	(33)
At 31 Dec	22,180	22,902
Accumulated impairment losses
At 1 Jan	(9,314)	(9,115)
Exchange differences	120	(327)
Other	—	128
At 31 Dec	(9,194)	(9,314)
Net carrying amount at 31 Dec	12,986	13,588

Movements in PVIF
		2018	2017
	Footnotes	$m	$m
As at 31 Dec 2017		6,610	6,502
Impact on transition to IFRS 9		(78)	N/A
At 1 Jan		6,532	6,502
Change in PVIF of long-term insurance business		673	24
– value of new business written during the year		1,117	919
– expected return	1	(719)	(599)
– assumption changes and experience variances (see below)		292	(280)
– other adjustments		(17)	(16)
Exchange differences and other movements		(56)	84
At 31 Dec		7,149	6,610

1	‘Expected return’ represents the unwinding of the discount rate and reversal of expected cash flows for the period.

Disclosure of key assumption in value in use calculation

Key assumptions in VIU calculation
	Goodwill at 1 Jul 2018	Discount rate	Nominal growth rate beyond initial cash flow projections	Goodwill at 1 Jul 2017	Discount rate	Nominal growth rate beyond initial cash flow projections
	$m	%	%	$m	%	%
Cash-generating unit
Europe
RBWM	3,565	8.1	3.8	3,508	8.9	3.7
CMB	2,626	9.4	3.7	2,570	9.9	3.6
Global
GB&M	4,045	9.8	5.6	4,000	10.6	5.8

Disclosure of assumptions for long-duration contracts

	2018		2017
	Hong Kong	France[1]	Hong Kong	France[1]
	%	%	%	%
Weighted average risk-free rate	2.29	1.52	2.02	1.50
Weighted average risk discount rate	5.90	2.35	6.20	2.20
Expense inflation	3.00	1.70	3.00	1.48

1	For 2018, the calculation of France’s PVIF assumes a risk discount rate of 2.35% (2017: 2.20%) plus a risk margin of $109m (2017: $80m).